Financing receivables, net	12 Months Ended
Dec. 31, 2023
Financing receivables, net
Financing receivables, net

5.Financing receivables, net

The financing receivables, net, consists of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Short-term:
Short-term financing receivables	110,418	84,858
Allowance for credit losses	(23,331)	(23,391)
Short-term financing receivables, net	87,087	61,467

The following table summarizes the balances of financing receivables by due date.

	As of December 31,
	2022	2023
	RMB	RMB
Due in months:
0 - 12	110,418	84,858
13 - 24	—	—
Total financing receivables	110,418	84,858

The movement of the allowance for credit losses for the years ended December 31, 2021, 2022 and 2023 were as following:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	583	2,657	23,331
Release due to disposal of subsidiaries	—	(3,673)	—
(Reversal)/Additions	(1,934)	22,382	(554)
Charge-offs reversal	4,008	1,965	614
Balance at end of the year	2,657	23,331	23,391

5.Financing receivables, net (Continued)

Aging analysis of past due financing receivables are as below:

				91 Days or
	1 - 30 Days	31 - 60 Days	61 - 90 Days	Greater Past	Total Past
Financing receivables	Past Due	Past Due	Past Due	Due	Due	Current	Total
As of December 31, 2022	278	69	—	—	347	110,071	110,418
As of December 31, 2023	103	175	23,275	—	23,553	61,305	84,858